American High-Income
Municipal Bond Fund
333 South Hope Street
Los Angeles, California  90071-1406

Phone (213) 452 2173
Fax (213) 486 9455
Email cry@capgroup.com

Courtney R. Taylor
Secretary

October 5, 2011

Document Control
U.S. Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

Re:	American High-Income Municipal Bond Fund
File Nos. 033-80630 and 811-08576

Dear Sir or Madam:

Pursuant to Rule 497(j), I hereby certify that no changes have been made to the forms of prospectus and Statement of Additional Information since the electronic filing on September 30, 2011 of Registrant’s Post-Effective Amendment No. 26 under the Securities Act of 1933 and Amendment No. 28 under the Investment Company Act of 1940.

Sincerely yours,

/s/Courtney R. Taylor
Courtney R. Taylor